Consolidated Balance Sheets	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)
Current assets:
Cash and cash equivalents	$ 23,561,807	$ 30,229,530
Inventories, net	1,879,853	1,078,064
Accounts receivable	73,073	116,626
Prepayments	107,511	135,764
Restricted cash - current assets	2,174,806	2,055,473
Other current assets	3,598,596	3,457,438
Total current assets	31,395,646	37,072,895
Non-current assets:
Property, plant and equipment	29,339,380	29,021,868
Less accumulated depreciation	(24,984,001)	(24,271,802)
Property, plant & equipment - net	4,355,379	4,750,066
Intangible assets	16,371,996	16,371,996
Less amortization of intangible assets	(2,084,605)	(443,819)
Intangible assets - net	14,287,391	15,928,177
Right-of-use asset	4,024,962	0
Restricted cash	2,318,507	4,907,904
Total non-current assets	24,986,239	25,586,147
Total assets	56,381,885	62,659,042
Current liabilities:
Accounts payable	447,523	615,377
Accrued expenses	1,152,008	1,015,251
Contingent consideration	1,947,546	2,141,022
Other liabilities	2,659,534	2,924,069
Deferred revenue	1,628,426	2,682,404
Lease liability	524,844	0
Employee entitlements liabilities	602,711	782,414
Total current liabilities	8,962,592	10,160,537
Non-current liabilities:
Asset retirement obligations	2,734,800	2,600,000
Long-term loan - unsecured	40,741	0
Employee entitlements liabilities	20,960	32,443
Deferred income tax liability	3,050,837	3,050,837
Lease liability	3,594,531	0
Deferred revenue	0	1,421,680
Total non-current liabilities	9,441,869	7,104,960
Total liabilities	18,404,461	17,265,497
Commitments and contingencies
Stockholders’ equity:
Preferred stock, US$0.01 par value. Authorized 1,000,000 shares; issued and outstanding nil in 2020 (2019: nil)
Common stock, US$0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 177,611,854 shares in 2020 (2019: 177,571,854)	17,761	17,757
Additional paid-in capital	93,570,030	93,396,802
Accumulated deficit	(47,679,272)	(42,832,987)
Current year loss	(7,638,024)	(4,846,285)
Accumulated other comprehensive loss	(293,071)	(341,742)
Total stockholders’ equity	37,977,424	45,393,545
Total liabilities and stockholders’ equity	$ 56,381,885	$ 62,659,042